Accounts Receivable - Net	12 Months Ended
Dec. 31, 2023
Loans and Leases Receivable Disclosure [Abstract]
Accounts Receivable – net
6.
Accounts Receivable – net

	December 31,
	2023	2022
Trade receivables	$439,466	$509,483
Allowance for doubtful accounts	(13,456)	(12,469)
	426,010	497,014
Other receivables	14,009	40,104
Total accounts receivable	$440,019	$537,118

The allowance for doubtful accounts reflects the Company’s best estimate of probable losses inherent in the accounts receivable balance.

The Company estimates the allowance based on historical experience, the age of the accounts receivable balances, credit quality of the Company’s customers, current and forecasted future economic conditions, and other factors that may affect customers’ ability to pay. For the year ended December 31, 2023 and 2022, additions to the allowance for doubtful accounts, write-offs and recoveries of trade receivables were not material to the Company’s consolidated financial statements.

The Company’s maximum exposure to credit risk at the balance sheets date relating to trade receivables is summarized as follows:

	December 31,
	2023	2022
Aging within one year, net of allowance for doubtful accounts	$326,405	$424,060
Aging greater than one year, net of allowance for doubtful accounts	99,605	72,954
Total trade receivables	$426,010	$497,014